Exhibit 99.18

Client Name:	Credit Suisse
Client Project Name:	CSMLT 2015 - 3
Start - End Dates:	06/2013 - 10/2015
Deal Loan Count:	44
Report Run Date:	10/22/2015

Loan Level Tape Compare Upload

Loan Number	Seller Loan Number	Field Name	Tape Data	Reviewer Data
XXXXXXX	417421284	Representative Credit Score for Grading	806	797
XXXXXXX	420020117	Total Monthly Income	267149.69	259259.94
XXXXXXX	420022444	Origination Date	XXXXX	XXXXX
XXXXXXX	415895830	Original P&I	2772.22	4168.04
XXXXXXX	417000968	Combined LTV	69.28	67.41
XXXXXXX	417000968	Original Appraised Value	1800000.00	1850000.00
XXXXXXX	420022782	Original P&I	3435.08	3436.08
XXXXXXX	420022543	Debt to Income Ratio (Back)	24.9210	22.9790
XXXXXXX	420020497	Original Appraised Value	2150000.00	2110000.00
XXXXXXX	420022246	Borrower 1 Self Employed Flag	Yes	No
XXXXXXX	420022246	Origination Date	XXXXX	XXXXX
XXXXXXX	420022246	Debt to Income Ratio (Back)	38.2860	42.3526
XXXXXXX	420022246	Maturity Date	XXXXX	XXXXX
XXXXXXX	420022246	Total Monthly Income	18453.33	16681.31
XXXXXXX	420022246	Debt to Income Ratio (Front)	29.1200	32.2137
XXXXXXX	420022964	Property Type	SFR	Detached PUD
XXXXXXX	420021784	Property Type	SFR	Detached PUD
XXXXXXX	420022428	Debt to Income Ratio (Back)	40.3640	42.5838
XXXXXXX	420022428	Property Type	SFR	Detached PUD
XXXXXXX	417393542	Property Street Address	XXXXX	XXXXX
XXXXXXX	420021768	Representative Credit Score for Grading	772	762
XXXXXXX	420021768	Original Appraised Value	2600000.00	2500000.00
XXXXXXX	420018178	Borrower 1 Last Name	XXXXX	XXXXX
XXXXXXX	420022303	Debt to Income Ratio (Front)	24.7760	41.7897
XXXXXXX	420022303	Debt to Income Ratio (Back)	25.3550	42.3668
XXXXXXX	420022618	Representative Credit Score for Grading	756	758
XXXXXXX	420021305	Note Rate	4.5	4.7500
XXXXXXX	420021958	Debt to Income Ratio (Front)	19.3848	22.5046
XXXXXXX	420020521	Total Monthly Income	22835.63	20370.72
XXXXXXX	420022832	Property Type	Detached PUD	Attached PUD
XXXXXXX	420019663	Original Appraised Value	1975000.00	1900000.00
XXXXXXX	420021941	Debt to Income Ratio (Back)	32.0000	35.6993
XXXXXXX	420022667	Debt to Income Ratio (Back)	27.7990	32.4670
XXXXXXX	420022667	Debt to Income Ratio (Front)	15.8390	18.8016

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